Note 40 Provisions or reversal of provisions (Details) - EUR (€) € in Millions		Jun. 30, 2022	Jun. 30, 2021
Provisions or reversal of provisions [Line Items]
Pensions And Other Post Employment Defined Benefit Obligations Provisions		€ (49)	€ 90
Commitments And Guarantees Given		27	(17)
Pending Legal Issues And Tax Litigation		105	38
Other provisions	[1]	29	817
Provisions or reversal of provisions		€ 112	€ 928

[1]	(*) In 2021, it included the agreement with the union representatives on the collective layoff procedure proposed for Banco Bilbao Vizcaya Argentaria, S.A. in Spain (see Note 23)